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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13(F) COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment    [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Express Company
Address:          200 Vesey Street
                  New York, New York 10285

Form 13F File Number:      28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel T. Henry
Title:   Comptroller
Phone:   212-640-5478

Signature, Place, and Date of Signing:

/s/ Daniel T. Henry   New York, New York         August 16, 1999
-------------------   ------------------         ---------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ X ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
--------------------       ------------------------------------------
28-1151                    American Express Trust Company
28-2069                    IDS Advisory Group, Inc.
28-140                     IDS Certificate Company
28-143                     IDS Life Insurance Company
                           IDS Life Insurance Company of New York
                           American Partners Life Insurance Company
                           American Centurion Life Assurance Company
                           American Enterprise Life Insurance Company



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                              FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     2
Form 13F Information Table Value Total:     $4470 (thousands)



List of Other Included Managers:            NONE


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

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------- ------- --------- ------
Epimmune Inc.                  COM              23282E100       63    20310  SH      SOLE                    20310     0      0
Washington Mutual, Inc.        COM              939322103     4407   123910  SH      SOLE                   123910     0      0